MINERAL PROPERTIES, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2019
MINERAL PROPERTIES, PLANT AND EQUIPMENT
MINERAL PROPERTIES, PLANT AND EQUIPMENT

8.          MINERAL PROPERTIES, PLANT AND EQUIPMENT

	Mineral	Construction	Plant and	ROU	Exploration and
	properties	in progress	equipment	assets	evaluation assets	Total

Year ended December 31, 2018
Cost
Balance - January 1, 2018	$807,519	$5,723	$544,849	$—	$246,463	$1,604,554
Additions	641	17,935	1,199	—	5,544	25,319
Transfer from construction in progress to plant and equipment	—	(10,008)	10,008	—	—	—
Transfer from construction in progress to mineral properties	4,467	(4,467)	—	—	—	—
Balance - December 31, 2018	$812,627	$9,183	$556,056	$—	$252,007	$1,629,873

Accumulated depreciation and depletion
Balance - January 1, 2018	$14,924	$—	$24,770	$—	$—	$39,694
Depreciation and depletion	36,066	—	31,194	—	—	67,260
Balance - December 31, 2018	$50,990	$—	$55,964	$—	$—	$106,954
Net book value - December 31, 2018	$761,637	$9,183	$500,092	$—	$252,007	$1,522,919

	Mineral	Construction	Plant		Exploration and
	properties	in progress	and equipment	ROU assets	evaluation assets	Total
Year ended December 31, 2019
Cost
Balance - December 31, 2018	$812,627	$9,183	$556,056	$—	$252,007	$1,629,873
Adjustment on adoption of IFRS 16	—	—	—	11,891	—	11,891
Transfer from plant and equipment to ROU assets	—	—	(888)	888	—	—
Adjusted balance - January 1, 2019	$812,627	$9,183	$555,168	$12,779	$252,007	$1,641,764
Additions	—	33,777	2,128	6,496	11,076	53,477
Transfer from construction in progress to plant and equipment	—	(15,430)	15,430	—	—	—
Transfer from construction in progress to mineral properties	2,127	(2,127)	—	—	—	—
Transfer from inventory to plant and equipment	—	—	1,056	—	—	1,056
Transfer from construction in progress to ROU assets	—	(25)	—	25	—	—
Recoveries from BCMETC	(6,065)	—	—	—	(505)	(6,570)
Disposals	—	—	(535)	—	—	(535)
Balance - December 31, 2019	$808,689	$25,378	$573,247	$19,300	$262,578	$1,689,192

Accumulated depreciation and depletion
Balance - December 31, 2018	$50,990	$—	$55,964	$—	$—	$106,954
Transfer from plant and equipment to ROU assets	—	—	(42)	42	—	—

Adjusted balance - January 1, 2019	$50,990	$—	$55,922	$42	$—	$106,954
Depreciation and depletion	41,880	—	34,955	5,375	—	82,210
Disposals	—	—	(484)	—	—	(484)
Balance - December 31, 2019	$92,870	$—	$90,393	$5,417	$—	$188,680
Net book value - December 31, 2019	$715,819	$25,378	$482,854	$13,883	$262,578	$1,500,512

(a)	Mineral properties

Mineral properties consist solely of the Brucejack Mine.

(b)	Exploration and evaluation assets

Exploration and evaluation assets consists of the Snowfield Project, regional drilling and exploration work on the Bowser Claims and the Porphyry Potential Deep Drilling Project.

(c)	Impairment assessment of Brucejack Mine

At March 31, 2019, the Company reviewed impairment indicators for the Brucejack Mine and concluded there was an indicator of impairment due to the decrease in total contained ounces in the updated mineral reserve. In accordance with the Company’s accounting policy, the recoverable amount was assessed as the higher of its value in use or FVLCD. The recoverable amount was determined based on the FVLCD method using discounted future cash flows.

The Brucejack Mine cash-generating unit includes mineral properties, plant and equipment, construction in progress and ROU assets. The carrying amount of the cash-generating unit at March 31, 2019 was $1,299,017.

In arriving at FVLCD, post-tax cash flows were estimated using the following significant assumptions: (a) the latest mineral reserve; (b) production profile, operating costs and capital costs from the latest detailed life of mine plan; (c) a gold price of $1,300 per ounce; (d) a silver price of $15.20 per ounce; (e) a foreign exchange rate of C$1.00:US$0.775; and (f) a real discount rate of 6.0%.

The Company’s assessment of FVLCD exceeded the carrying amount of the Brucejack Mine cash-generating unit and as a result, no impairment loss was recognized in the statement of earnings.

(d)	ROU assets

As at December 31, 2019, the Company’s ROU assets consisted of the following:

	ROU asset	ROU asset	ROU asset
	Mobile equipment	Buildings	Other	Total
Cost
Balance - December 31, 2018	$—	$—	$—	$—
Adjustment on adoption of IFRS 16	9,325	2,509	57	11,891
Transfer from plant and equipment to ROU assets	888	—	—	888
Adjusted balance - January 1, 2019	$10,213	$2,509	$57	$12,779
Additions	2,136	3,115	1,245	6,496
Transfer from construction in progress to ROU assets	25	—	—	25
Balance - December 31, 2019	$12,374	$5,624	$1,302	$19,300
Accumulated depreciation and depletion
Balance - December 31, 2018	$—	$—	$—	$—
Transfer from plant and equipment to ROU assets	42	—	—	42
Adjusted balance - January 1, 2019	$42	$—	$—	$42
Depreciation and depletion	4,247	1,032	96	5,375
Balance - December 31, 2019	$4,289	$1,032	$96	$5,417
Net book value - December 31, 2019	$8,085	$4,592	$1,206	$13,883

The Company is a party primarily to lease contracts for mining related mobile equipment and buildings. Other ROU assets include office-related equipment and shipping containers for concentrate.